Regulatory Requirements and Other Restrictions (Tables)	12 Months Ended
Dec. 31, 2016
Regulatory Capital Requirements [Abstract]
Summary Information Regarding Regulatory Capital

	December 31, 2016				December 31, 2015
	Actual Capital		Capital Requirements		Actual Capital		Capital Requirements
	Ratio	Amount	Minimum	Well-Capitalized	Ratio	Amount	Minimum	Well-Capitalized
	(Dollars in millions)
CET1 Capital:
BB&T	10.2%	$18,050	$7,926	$11,449	10.3%	$17,081	$7,497	$10,830
Branch Bank	11.5	19,839	7,730	11,166	11.3	18,382	7,319	10,572
Tier 1 Capital:
BB&T	12.0	21,102	10,568	14,091	11.8	19,682	9,997	13,329
Branch Bank	11.5	19,839	10,307	13,743	11.3	18,382	9,759	13,012
Total Capital:
BB&T	14.1	24,872	14,091	17,614	14.3	23,753	13,329	16,661
Branch Bank	13.6	23,289	13,743	17,179	13.4	21,859	13,012	16,265
Leverage Capital:
BB&T	10.0	21,102	8,460	10,576	9.8	19,682	8,062	10,077
Branch Bank	9.6	19,839	8,249	10,311	9.3	18,382	7,866	9,833